Expense Example, No Redemption {- Fidelity International Value Fund} - 10.31 Fidelity International Value Fund - AMCIZ PRO-11 - Fidelity International Value Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor International Value Fund: Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	975
5 Years	1,273
10 Years	2,119
Fidelity Advisor International Value Fund: Class M
Expense Example, No Redemption:
1 Year	502
3 Years	834
5 Years	1,192
10 Years	2,197
Fidelity Advisor International Value Fund: Class C
Expense Example, No Redemption:
1 Year	208
3 Years	655
5 Years	1,130
10 Years	2,253
Fidelity Advisor International Value Fund: Class I
Expense Example, No Redemption:
1 Year	107
3 Years	338
5 Years	587
10 Years	1,303
Fidelity Advisor International Value Fund: Class Z
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096